CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income:
Deferred income tax expense of Unrealized gain (loss) on securities available-for-sale	$ 1,064	$ 265
Reclassification adjustment, income tax benefit	$ 85	$ 56